LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Less than one year	$ 72	$ 68
One to two years	68	65
Two to three years	66	62
Three to four years	59	60
Four to five years	58	54
More than five years	225	187
Total operating lease payments	548	496
Imputed interest	(89)	(63)
Operating lease liabilities	459	433
Operating lease, reported as accounts payable and other	58	54
Operating lease, reported as other long-term liabilities	$ 401	$ 379
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other (Note 18)	Accounts payable and other (Note 18)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long-Term Liabilities (Note 19)	Other Long-Term Liabilities (Note 19)